Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2025	Feb. 28, 2023	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue			$ 1,289,000,000	$ 1,053,000,000
Operating expenses			1,162,000,000	909,000,000
Other current liabilities			696,000,000		$ 447,000,000
Contract liabilities current			200,000,000		294,000,000
Contract liabilities noncurrent			739,000,000		752,000,000
Additional (reversal of) provision			0	(1,000,000)
Accounts receivable, allowance			31,000,000	19,000,000	31,000,000	$ 20,000,000
Contract asset, current			881,000,000		977,000,000
Contract asset, noncurrent			366,000,000		320,000,000
Accounts receivable, net			1,119,000,000		1,300,000,000
Proceeds from equity method investments			800,000	1,800,000
Related Party
Related Party Transaction [Line Items]
Revenue			388,000,000	328,000,000
Operating lease, lease income, lease payments			300,000	200,000
Other current liabilities			30,000,000		20,000,000
Contract liabilities current			29,000,000		36,000,000
Contract liabilities noncurrent			23,000,000		23,000,000
Contract asset, current			577,000,000		646,000,000
Accounts receivable, net			281,000,000		270,000,000
Related Party | Arduino
Related Party Transaction [Line Items]
Loan receivable, noncurrent						$ 16,600,000
Proceeds from settlement of loans, including convertible loans	$ 16,900,000
Loan receivable, credit loss reversal					16,800,000
Related Party | Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans receivable, gross, noncurrent			3,200,000		3,200,000
IP Licensing Revenue | Related Party
Related Party Transaction [Line Items]
Revenue			189,400,000	201,000,000.0
Net receivable			283,500,000		276,200,000
Accounts receivable, before allowance for credit loss, current			308,300,000		296,500,000
Other current liabilities			24,800,000		20,300,000
Contract liabilities current			29,000,000.0		30,300,000
Contract liabilities noncurrent			23,300,000		23,300,000
Additional (reversal of) provision			0	0
Accounts receivable, allowance			28,300,000		28,300,000
Service Share Arrangement | Related Party
Related Party Transaction [Line Items]
Operating expenses			17,200,000	13,900,000
Contract termination costs			6,800,000
Common Control in SoftBank | Related Party
Related Party Transaction [Line Items]
Revenue			192,900,000	126,100,000
Contract asset, current			576,100,000		645,800,000
Contract asset, noncurrent			1,100,000		0
Common Control in SoftBank | Related Party | Ampere
Related Party Transaction [Line Items]
Revenue			5,400,000	600,000
Other Equity Investments | Related Party
Related Party Transaction [Line Items]
Contract liabilities current			400,000		5,400,000
Contract asset, current			500,000		500,000
Operating costs and expenses			5,000,000.0
Prepaid expense			5,000,000.0
Accounts payable			5,000,000.0
Accounts receivable, net			$ 0		$ 500,000
Linaro Agreement | Related Party
Related Party Transaction [Line Items]
Subscription costs incurred				$ 2,300,000
Amounts of transaction		$ 4,000,000.0
Related party transaction, term		5 years
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage							10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage							48.20%